Description of the Business and Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Current income taxes receivable	$ 27.5	$ 89.2
Valuation allowance	95.6	107.3
Deferred tax liabilities, deferred expense	(11.7)	(71.4)
U.S. Federal
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 46.8	58.1
Bally Acquisition
Operating Loss Carryforwards [Line Items]
Deferred tax liabilities, deferred expense		$ 79.1